Shareholder's Equity (Details 4 - Textuals 2) R$ / shares in Units, R$ in Thousands			12 Months Ended
	Apr. 30, 2022 BRL (R$) shares	Sep. 03, 2018 shares	Dec. 31, 2022 BRL (R$) R$ / shares shares	Dec. 31, 2021 BRL (R$) shares	Jun. 22, 2021 shares
Share Capital
Maximum percentage of shares authorized for issuance			3.00%
Premium recognized | shares			71,919
Acquisition of shares upon repurchase program				R$ 23,880
Class A common shares
Share Capital
Number of shares approved for issuance | shares					382,266
Premium recognized | shares			71,919
Share-based compensation reserve for granted [member]
Share Capital
Number of share based compensation plans			2
Number of bonus plans			1
Acquisition of shares upon repurchase program
Treasury shares
Share Capital
Acquisition of shares upon repurchase program			R$ 23,880	R$ 23,880
Number of shres acquired upon repurchase program | shares			1,000,000	1,000,000
Treasury shares | Class A common shares
Share Capital
Number of shres authorized for repurchase program | shares				1,000,000
Acquisition of shares upon repurchase program				R$ 23,880
Number of shres acquired upon repurchase program | shares				1,000,000
Cogna Group | Share-based compensation reserve for granted [member] | Restricted share-based compensation plan
Share Capital
Number of shares approved for issuance | shares		19,416,233
Maximum percentage of shares authorized for issuance		1.20%
Maximum period from end of vesting period for obligation to transfer shares under share-based plan		10 days
Period of continued employment under service conditions		3 years
Number of outstanding restricted shares			0	155,919
Grant date fair value | R$ / shares			R$ 1,058
Effect of events on compensation in the Consolidated Statement of Profit or Loss			R$ 557	R$ 2,234
Others | Share-based compensation reserve for granted [member] | Long Term Investment Plan (“ILP”) | Class A common shares
Share Capital
Maximum percentage of shares authorized for issuance			3.00%
Effect of events on compensation in the Consolidated Statement of Profit or Loss			R$ 22,461	21,372
Number of tranches granted under share-based plan			2
Maximum number of tranches authorized for issuance of shares			5
Vesting period under the plan			5 years
Expected volatility			30.00%
Effect of events on compensation in the Shareholder’s Equity			R$ 22,404	21,250
Labor charges in liabilities			R$ 58	R$ 122
Others | Share-based compensation reserve for granted [member] | Performance based restricted share units bonus paln
Share Capital
Premium recognized | shares	99,193
Increase (decrease) through exercise of performance based restricted share units	R$ 1,748
Labor charges from performance based restricted share units exercised	R$ 1,023